PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED AUGUST 10, 2011 TO

PROSPECTUS DATED JULY 31, 2011

1.	The first paragraph under the section entitled "Principal Investment Strategies" on page 11 of the Prospectus is hereby deleted in its entirety and replaced with:

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world's developed capital markets. The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets.

Please retain this Supplement with your Prospectus for future reference.